5. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Schedule of net sales for each operating segment
Net sales	12.31.18	Restated 12.31.17	Restated 12.31.16
Brazil
In-natura	3,996.8	3,489.9	3,109.0
Poultry	3,197.1	2,697.5	2,410.3
Pork and other	799.7	792.4	698.7
Processed	12,271.3	11,681.6	11,600.8
Other sales	16.7	17.1	98.2
	16,284.8	15,188.6	14,808.0

Halal
In-natura	6,685.1	5,588.8	5,584.3
Poultry	6,632.9	5,554.4	5,542.1
Other	52.2	34.4	42.2
Processed	1,295.6	909.7	642.3
Other sales	312.6	195.5	-
	8,293.3	6,694.0	6,226.6

International
In-natura	4,213.5	4,736.9	5,125.2
Poultry	3,382.4	3,401.4	4,106.5
Pork and other	831.1	1,335.5	1,018.7
Processed	553.4	654.0	863.7
Other sales	0.3	222.6	11.2
	4,767.2	5,613.5	6,000.1

Other segments
Ingredients	436.2	269.2	-
Other sales	406.9	548.8	849.2
	843.1	818.0	849.2
	30,188.4	28,314.1	27,883.9

Schedule of operating income for each operating segment

	12.31.18	Restated 12.31.17	Restated 12.31.16
Brazil	589.5	960.7	1,012.1
Halal	323.9	7.5	348.6
International	(287.5)	46.1	690.5
Other segments	77.6	71.9	20.7
Ingredients	115.0	52.1	-
Other sales	(37.4)	19.8	20.7
Sub total	703.5	1,086.2	2,071.9
Corporate	(909.8)	(423.0)	(109.0)
	(206.3)	663.2	1,962.9

Schedule of goodwill and intangible assets arising from business combination
	Goodwill		Trademarks		Total
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17
Brazil	1,151.5	1,151.5	982.5	982.5	2,134.0	2,134.0
Halal	1,465.2	1,388.1	353.7	389.2	1,818.9	1,777.3
International	78.3	1,345.4	-	24.5	78.3	1,369.9
Southern Cone	-	307.2	-	253.7	-	560.9
	2,695.0	4,192.2	1,336.2	1,649.9	4,031.2	5,842.1